Organization	3 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.       ORGANIZATION AND BASIS OF PRESENTATION

The Company was incorporated under the laws of the state of Nevada on June 16, 1977 with authorized common stock of 100,000 shares at a par value of $.25.   On June 10, 1997 the authorized common stock was increased to 100,000,000 shares with a par value of $.001.

The Company was in the business of developing mineral deposits until 1983, when it abandoned all related activities. The Company has remained inactive since that time.

The Company is in the development stage.

Operating results for the three and six months ended June 30, 2011 are not necessarily indicative of the results that can be expected for the year ending December 31, 2011.

In the opinion of management, all adjustments considered necessary for a fair presentation of the results of operations and financial position have been included and all such adjustments are of a normal recurring nature.